Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Gathering system under construction	$ 455.4	$ 122.6
Depreciation expense	$ 153.8	$ 124.7	$ 88.6